DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN (Details)				3 Months Ended	12 Months Ended
	Dec. 02, 2021 USD ($) $ / shares shares	Nov. 10, 2020 USD ($) $ / shares shares	Oct. 06, 2020 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) D shares	Dec. 31, 2021 USD ($) D shares	Dec. 31, 2020 USD ($)
Description of Organization and Business Operations
Offering cost				$ 4,000,000	$ 10,000,000
Amount borrowed				1,041,000,000	1,042,000,000	$ 643,000,000
Cash held outside the Trust Account				329,000,000	516,000,000	584,000,000
Current liabilities				$ 801,000,000	$ 721,000,000	570,000,000
Apollo Strategic Growth Capital
Description of Organization and Business Operations
Number of units issued | shares				39,451,134	39,451,134
Investments held in Trust			$ 750,000,000
Offering cost						800,880
Transaction Costs			41,389,428
Underwriting fees			15,000,000
Deferred underwriting commissions			26,250,000
Deferred underwriting fee payable			26,250,000
Other offering costs				$ 2,344,508		2,344,508
Earnout Shares | shares				15,000,000	15,000,000
Transaction costs allocable to warrant liability						2,344,508
Maturity term of U.S. government securities					180 days
Percentage of aggregate fair market value of assets					80.00%
Maximum allowed dissolution expenses			$ 100,000	$ 100,000	$ 100,000	100,000
Proceeds from issuance initial public offering						816,810,000
Cash held outside the Trust Account				80,242	161,277	$ 257,872
Investment of cash into Trust Account				$ 817,678,426	$ 817,356,537
Condition for future business combination use of proceeds percentage.				100	100
Condition for future business combination threshold percentage ownership				100		100
Condition for future business combination threshold net tangible assets				$ 5,000,001	$ 5,000,001
Redemption Limit Percentage Without Prior Consent				80
Threshold number of days to sell their public shares in a tender offer | D				2	2
Threshold Business Days For Redemption Of Public Shares | D					10
Working Capital Deficit				$ 15,200,000	$ 13,700,000
Current liabilities				15,653,486	14,400,637	$ 2,256,681
Cash				$ 80,000	$ 161,000
Term for submitting or filing shelf, covering the issuance and the resale of all registrable securities on a delayed or continuous basis				30 days	30 days
Term for declaring shelf effective after the filing				60 days	60 days
Term For Declaring Shelf Effective After The Filing, If The Sec Notifies That It Will "Review" The Shelf				90 days	90 days
Term For Declaring Shelf Effective After The Date When Entity Is Notified Orally Or In Writing, Whichever Is Earlier By The Sec That The Shelf Will Not Be Reviewed Or Will Not Be Subject To Further Review				10 days	10 days
Initial Public Offering. | Apollo Strategic Growth Capital
Description of Organization and Business Operations
Number of units issued | shares			75,000,000	81,681,000	81,681,000
Unit Par Value | $ / shares			$ 0.00005
Unit Price | $ / shares			$ 10.00
Proceeds from offering			$ 750,000,000
Investments held in Trust			139,428
Threshold Business Days For Redemption Of Public Shares | D				10	10
Initial Public Offering. | Class A ordinary shares | Apollo Strategic Growth Capital
Description of Organization and Business Operations
Proceeds from issuance initial public offering			$ 816,810,000
Over-allotment option | Apollo Strategic Growth Capital
Description of Organization and Business Operations
Number of units issued | shares		6,681,000		9,000,000	9,000,000
Unit Price | $ / shares		$ 10
Proceeds from offering		$ 66,810,000
Offering cost		3,674,550
Deferred underwriting fee payable		$ 2,338,350
Number of shares to be issued | shares		6,681,000
Over-allotment option | Founder | Apollo Strategic Growth Capital
Description of Organization and Business Operations
Maximum shares subject to forfeiture | shares		1,142,250
PIPE Subscription Agreements | Domesticated Acquiror Class A Common Stock | Apollo Strategic Growth Capital
Description of Organization and Business Operations
Percentage of shares of stock the Company is obligated to redeem without consummating a business combination	5.00%
Cash purchase price | $ / shares	$ 0.0001
Sponsor | Domesticated Acquiror Class A Common Stock | Apollo Strategic Growth Capital
Description of Organization and Business Operations
Number of shares that will immediately vest without restrictions | shares	13,631,318
Number of shares that will be deemed unvested | shares	6,713,932
Term For Triggering Events	5 years
Sponsor | Private Placement. | Apollo Strategic Growth Capital
Description of Organization and Business Operations
Sale of Private Placement Warrants (in shares) | shares		890,800	11,333,334
Price of warrants (in dollars per share) | $ / shares			$ 1.50
Proceeds from sale of Private Placement Warrants		$ 1,336,200	$ 17,000,000
Number of warrants to purchase shares issued | shares		890,800	11,333,334
Sponsor | PIPE Subscription Agreements | Domesticated Acquiror Class A Common Stock | Apollo Strategic Growth Capital
Description of Organization and Business Operations
Number of shares to be issued | shares	2,000,000
PIPE Investors | PIPE Subscription Agreements | Domesticated Acquiror Class A Common Stock | Apollo Strategic Growth Capital
Description of Organization and Business Operations
Number of shares to be issued | shares	33,500,000
Cash purchase price | $ / shares	$ 10.00
Aggregate purchase price	$ 335,000,000
Private Placement Warrants. | Apollo Strategic Growth Capital
Description of Organization and Business Operations
Number of units issued | shares				12,224,134	12,224,134
Private Placement Warrants. | Private Placement. | Apollo Strategic Growth Capital
Description of Organization and Business Operations
Sale of Private Placement Warrants (in shares) | shares				12,224,134	12,224,134
Proceeds from sale of Private Placement Warrants				$ 18,336,200	$ 18,336,200
Number of warrants to purchase shares issued | shares				12,224,134	12,224,134
Private Placement Warrants. | Sponsor | Apollo Strategic Growth Capital
Description of Organization and Business Operations
Sale of Private Placement Warrants (in shares) | shares		890,800	11,333,334
Price of warrants (in dollars per share) | $ / shares			$ 1.50
Proceeds from sale of Private Placement Warrants		$ 1,336,200	$ 17,000,000
Number of warrants to purchase shares issued | shares		890,800	11,333,334
Public Warrants | Apollo Strategic Growth Capital
Description of Organization and Business Operations
Number of units issued | shares				27,227,000	27,227,000